SEGMENTED INFORMATION (Narrative) (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
United States [Member]
Disclosure of operating segments [line items]
Long-term assets	$ 2,045,753	$ 2,187,082
Canada [Member]
Disclosure of operating segments [line items]
Long-term assets	$ 116,796	$ 1,506,586